Segments (Details) - Schedule of operating results of the group - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Segments (Details) - Schedule of operating results of the group [Line Items]
Total segments’ assets		$ 97,651		$ 59,730
Total segments’ liabilities		(42,962)		(8,297)
External revenue		91,858		10,118
Segment results – operating income (loss)		(13,783)		(9,895)
Non-operating income (loss)		5,994		14,393
Finance income (loss)		(2,309)		(347)
Profit (Loss) before taxes on income		(10,097)		4,151
Tax benefit (expense) on income		(111)		(105)
Segment results – profit (loss)		(10,208)		4,046
Corporate [Member]
Segments (Details) - Schedule of operating results of the group [Line Items]
Total segments’ assets		19,478		33,695
Total segments’ liabilities		(1,198)		(1,571)
External revenue				2,400
Segment results – operating income (loss)		(7,301)		(2,271)
Non-operating income (loss)		(167)		2,509
Finance income (loss)		(224)		555
Profit (Loss) before taxes on income		(7,692)		793
Tax benefit (expense) on income		(5)
Segment results – profit (loss)		(7,697)		793
E-commerce [Member]
Segments (Details) - Schedule of operating results of the group [Line Items]
Total segments’ assets		15,667		7,412
Total segments’ liabilities		(5,025)		(6,159)
External revenue		5,859		6,509
Segment results – operating income (loss)		(4,510)		(932)
Non-operating income (loss)		3,619
Finance income (loss)		(520)		(629)
Profit (Loss) before taxes on income		(1,410)		(1,561)
Tax benefit (expense) on income		5		21
Segment results – profit (loss)		(1,405)		(1,540)
Online Advertising [Member]
Segments (Details) - Schedule of operating results of the group [Line Items]
Total segments’ assets		50,999
Total segments’ liabilities		(33,203)
External revenue		83,534
Segment results – operating income (loss)	[1]	2,341
Non-operating income (loss)		(731)
Finance income (loss)		(1,100)
Profit (Loss) before taxes on income		510
Tax benefit (expense) on income		(310)
Segment results – profit (loss)		200
Online Event Management [Member]
Segments (Details) - Schedule of operating results of the group [Line Items]
Total segments’ assets		3,208		9,357	[2]
Total segments’ liabilities		(3,244)		(4,282)
External revenue		2,465		1,185
Segment results – operating income (loss)		(748)		(3,229)	[3]
Non-operating income (loss)		(30)
Finance income (loss)		(539)		(206)
Profit (Loss) before taxes on income		(1,317)		(3,435)
Tax benefit (expense) on income
Segment results – profit (loss)		(1,317)		(3,435)
Others [Member]
Segments (Details) - Schedule of operating results of the group [Line Items]
Total segments’ assets		11,368	[1]	11,692	[4]
Total segments’ liabilities		(952)		(399)
External revenue				24
Segment results – operating income (loss)		(2,829)	[5]	(3,531)	[6]
Non-operating income (loss)		137		494
Finance income (loss)		(8)		(15)
Profit (Loss) before taxes on income		(2,700)		(3,052)
Tax benefit (expense) on income		10
Segment results – profit (loss)		(2,690)		(3,052)
Adjustments and eliminations [Member]
Segments (Details) - Schedule of operating results of the group [Line Items]
Total segments’ assets		(3,069)		(2,926)
Total segments’ liabilities		660		4,114
External revenue
Segment results – operating income (loss)		(736)		68
Non-operating income (loss)		3,166		11,390
Finance income (loss)		82		(52)
Profit (Loss) before taxes on income		2,512		11,406
Tax benefit (expense) on income		189		(126)
Segment results – profit (loss)		$ 2,701		$ 11,280

[1]	Includes an investment accounted for using the equity method of USD 9,375 thousand in relation to ScoutCam and an investment accounted for using the equity method of USD 976 thousand in relation to Paraziro. For additional information in relation to assets and liabilities of ScoutCam and Paraziro refer to note 4C and 4M.
[2]	Includes an investment accounted for using the equity method of USD 4,867 thousand in relation to Gix Internet. For additional information in relation to assets and liabilities of Gix Internet refer to note 4F.
[3]	Includes equity loss of USD 823 thousand in relation to Gix Internet. For the operating results of Gix Internet, refer to note 4F.
[4]	Includes an investment accounted for using the equity method of USD 10,735 thousand in relation to ScoutCam. For additional information in relation to assets and liabilities of ScoutCam refer to note 4C.
[5]	Includes equity loss of USD 1,360 thousand in relation to ScoutCam and equity loss of USD 615 thousand in relation to Paraziro. For the operating results of Scoutcam and Paraziro, refer to note 4C and 4M.
[6]	Includes equity loss of USD 1,402 thousand in relation to ScoutCam. For the operating results of Scoutcam, refer to note 4C.